Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue

5. Revenues

The following is a summary description of the material revenue arrangements, including arrangements that generated revenues during the three and nine months ended September 30, 2020 and 2019.

Edge Systems License and Supply Agreement

In 2014, the Company entered into a license and supply agreement (the “Edge Agreement”), amended May 17, 2018, with Edge Systems LLC (“Edge”), which was terminated in October 2019, to incorporate Histogen’s CCM skin care ingredient into Edge’s cosmetic products. The quantities to be delivered by the Company to Edge under the agreement were variable and the price per unit of CCM supplied to Edge was fixed with no variable consideration. Product returns to date have not been significant and the Company has not considered it necessary to record a reserve for product returns. The Company’s product revenues were recognized at a point in time when the underlying product was delivered to the customer which was when the customer obtained control of the product. Product revenue under this arrangement was $0.2 million and $0.4 million for the three and nine months ended September 30, 2019, respectively, and no product revenue from sales to Edge was recognized during 2020.

Allergan License Agreements

2017 Allergan Amendment

In 2017, the Company entered into a series of agreements (collectively, the “2017 Allergan Agreement”), which ultimately transferred Suneva Medical, Inc.’s license and supply rights of Histogen’s CCM skin care ingredient in the medical aesthetics market to Allergan Sales LLC (“Allergan”) and granted Allergan an exclusive, royalty-free, perpetual, irrevocable, non-terminable and transferable license, including the right to sublicense to third parties, to use the Company’s CCM skin care ingredient in the medical aesthetics market. The 2017 Allergan Agreement also obligated the Company to deliver CCM to Allergan (the “Supply of CCM to Allergan”) in the future as well as share with Allergan any potential future improvements to the Company’s CCM skin care ingredients identified through the Company’s research and development efforts (“Potential Future Improvements”). In consideration for the execution of the agreements, Histogen received a cash payment of $11.0 million and a potential additional payment of $5.5 million if Allergan’s net sales of products containing the Company’s CCM skin care ingredient exceeds $60.0 million in any calendar year through December 31, 2027.

2019 Allergan Amendment

In March 2019, Histogen entered into a separate agreement with Allergan (the “2019 Allergan Amendment”) to amend the 2017 Allergan Agreement in exchange for a one-time payment of $7.5 million to the Company. The agreement broadened Allergan’s license rights, expanding Allergan’s access to certain sales channels where its products incorporating the CCM ingredient can be sold. Specifically, the license was broadened to provide Allergan the exclusive right to sell through the “Amazon Professional” website, or any website or digital platform owned or licensed by Allergan or under the Allergan brand name, and non-exclusive rights to sell on other websites and through brick-and-mortar medical spas and wellness centers (excluding websites and brick-and-mortar stores of luxury brands).

The Company evaluated the 2019 Allergan Amendment under ASC 606 and concluded that Allergan continues to be a customer and that the expanded license is distinct from the 2017 Allergan Agreement. The Company determined the expanded license under the 2019 Allergan Amendment to be functional intellectual property as Allergan has the right to utilize the Company’s CCM skin care ingredient, and that ingredient is functional to Allergan at the time the Company transferred the expanded license.

The standalone selling price of the expanded license was not readily observable since the Company has not yet established a price for this expanded license and the expanded license has not been sold on a standalone basis to any customer. The Company accounted for the 2019 Allergan Amendment as a modification to the 2017 Allergan Agreement. The contract modification was accounted for as if the 2017 Allergan Agreement had been terminated and the new contract included the expanded license as well as the remaining performance obligations that arose from the 2017 Allergan Agreement related to the Supply of CCM to Allergan and Potential Future Improvements.

The total transaction price for the new contract included the $7.5 million from the 2019 Allergan Amendment as well as the amounts deferred as of the 2019 Allergan Amendment execution date for each the Supply of CCM to Allergan and Potential Future Improvements.

The standalone selling price for the Supply of CCM to Allergan was determined based on comparable sales transactions. The standalone selling price of the Potential Future Improvements was estimated at the fully burdened rate of research and development employees cost plus a commercially reasonable markup. The amount of the total transaction price allocated to the expanded license was determined using the residual approach, as a result of not having a standalone selling price for the expanded license; that is, the total transaction price less the standalone selling prices of the Supply of CCM to Allergan and Potential Future Improvements.

Revenue related to the Supply of CCM to Allergan has been deferred and recognized at the point in time in which deliveries are completed while revenue related to the Potential Future Improvements has been deferred and amortized ratably over the remaining 9-year life of the patent. The Supply of CCM to Allergan under the 2019 Allergan Amendment was entirely fulfilled during the year ended December 31, 2019, resulting in recognized revenue of $0 and $1.5 million ($0.8 million of which was previously deferred) during the three and nine months ended September 30, 2019, respectively. The $7.5 million residual amount of the total transaction price allocated to the expanded license was recognized as license revenue upon transfer of the license to Allergan in March 2019.

2020 Allergan Amendment

In January 2020, the Company further amended the 2019 Allergan Amendment in exchange for a one-time payment of $1.0 million to the Company (the “2020 Allergan Amendment”). The 2020 Allergan Amendment further broadened Allergan’s exclusive and non-exclusive license rights to include products used for or in connection with microdermabrasion. In addition, the Company agreed to provide Allergan with an additional 200 kilograms of CCM (the “Additional Supply of CCM to Allergan”).

The Company evaluated the 2020 Allergan Amendment under ASC 606 and concluded that Allergan continues to be a customer and that the expanded license is distinct from the 2019 Allergan Amendment. The Company determined the expanded license under the 2020 Allergan Amendment to be functional intellectual property as Allergan has the right to utilize the Company’s CCM skin care ingredient, and that ingredient is functional to Allergan at the time the Company transferred the expanded license.

The standalone selling price of the expanded license was not readily observable since the Company has not yet established a price for this expanded license and the expanded license has not been sold on a standalone basis to any customer. The Company accounted for the 2020 Allergan Amendment as a modification to the 2019 Allergan Amendment (which had modified the 2017 Allergan Agreement, as noted above). The contract modification was accounted for as if the 2019 Allergan Amendment had been terminated and the new contract included the expanded license and Additional Supply of CCM to Allergan, as well as the remaining performance obligation related to Potential Future Improvements.

The total transaction price for the new contract included the $1.0 million from the 2020 Allergan Amendment, the future payment for the Additional Supply of CCM to Allergan, as well as the amounts deferred as of the 2020 Allergan Amendment execution date for Potential Future Improvements.

The standalone selling price for the Additional Supply of CCM to Allergan was determined using the observable inputs of historical comparable sales transactions, including the margin from such sales. The Company also considered its reduced expected cost of satisfying this performance obligation based on the current efficiencies within its CCM manufacturing processes. Due to significant efficiencies in the Company’s CCM manufacturing processes, the forecasted cost of CCM production has decreased, while the applied margin was determined by comparison to similar sales transactions in prior years. The standalone selling price of the Potential Future Improvements was estimated at the fully burdened rate of research and development employees cost plus a commercially reasonable markup. The amount of the total transaction price allocated to the expanded license was determined using the residual approach, as a result of not having a standalone selling price for the expanded license; that is, the total transaction price less the standalone selling prices of the Additional Supply of CCM to Allergan and Potential Future Improvements.

Revenue related to the Additional Supply of CCM to Allergan has been deferred and will be recognized at the point in time in which deliveries are completed. Revenue related to the Additional Supply of CCM to Allergan was $0.4 million ($0.1 million of which was previously deferred), during the three and nine months ended September 30, 2020. Revenue related to the Potential Future Improvements has been deferred and amortized ratably over the remaining 9-year life of the patent, for which $5,000 of previously deferred revenue was recognized in revenue during each of the three months ended September 30, 2020 and 2019, and for which $15,000 of previously deferred revenue was recognized in revenue during each of the nine months ended September 30, 2020 and 2019. The $0.9 million residual amount of the total transaction price allocated to the expanded license was recognized as license revenue upon transfer of the license to Allergan in January 2020.

Remaining Performance Obligations and Deferred Revenue

The remaining performance obligations are the Company’s obligations to (1) deliver Additional Supply of CCM to Allergan and (2) share with Allergan any Potential Future Improvements to CCM identified through the Company’s research and development efforts. Deferred revenue recorded for the Additional Supply of CCM to Allergan was $0.1 million and $0 as of September 30, 2020 and December 31, 2019, respectively, while deferred revenue recorded for the Potential Future Improvements was $0.1 million and $0.2 million as of September 30, 2020 and December 31, 2019, respectively. Deferred revenue is classified in current liabilities when the Company’s obligations to supply CCM or provide research for Potential Future Improvements are expected to be satisfied within twelve months of the balance sheet date.

Grant Revenue

In March 2017, the National Science Foundation, a government agency, awarded the Company a research and development grant to develop a novel wound dressing for infection control and tissue regeneration. Grant revenue recognized was $0 and $0.2 million for the three and nine months ended September 30, 2019, respectively, and no grant revenue was recognized during 2020.

Professional Services Revenue

The Company recognizes revenue for professional services which are based upon negotiated rates with the counterparty and are nonrefundable. Professional services fees are recognized as revenue over time as the underlying services are performed. Professional services revenue related to the Company’s assistance in establishing Allergan’s alternative manufacturing facility was $0.1 million for the three months ended September 30, 2020 and 2019 and $0.3 million for the nine months ended September 30, 2020 and 2019.

10. Revenue

Edge Systems License and Supply Agreement

In 2014, the Company entered into a license and supply agreement (the “Edge Agreement”), amended May 17, 2018, with Edge Systems LLC (“Edge”) to incorporate Histogen’s Cell Conditioned Media (“CCM”) skin care ingredient into Edge’s cosmetic products. The quantities to be delivered by the Company to Edge under the agreement were variable and the price per unit of CCM supplied to Edge was fixed with no variable consideration. Product returns to date have not been significant and the Company has not considered it necessary to record a reserve for product returns. The Company’s product revenues are recognized at a point in time when the underlying product is delivered to the customer which is when the customer obtains control of the product. During the years ended December 31, 2019 and 2018, the Company recognized $855 thousand and $618 thousand, respectively, in product revenue under this arrangement. The Company terminated its supply agreement with Edge in October 2019 and has no further commitments under the arrangement.

Allergan License Agreements

In 2017, the Company entered into a series of agreements (collectively, the “2017 Allergan Agreement”) which ultimately transferred Suneva Medical, Inc.’s license and supply rights of Histogen’s CCM skin care ingredient in the medical aesthetics market to Allergan Sales LLC (“Allergan”) and granted Allergan an exclusive, royalty-free, perpetual, irrevocable, non-terminable and transferable license, including the right to sublicense to third parties, to use the Company’s CCM skin care ingredient in the medical aesthetics market. In consideration for the execution of the agreements, Histogen received a cash payment of $11.0 million and a potential additional payment of $5.5 million if Allergan’s net sales of products containing the Company’s CCM skin care ingredient exceeds $60.0 million in any calendar year through December 31, 2027.

In connection with the Company’s adoption of ASC 606, Revenue from Contracts with Customers, on January 1, 2018, the Company evaluated the 2017 Allergan Agreement and identified the following performance obligations that it deemed to be distinct at the inception of the contract:

1. License	of rights to use, manufacture and sell products containing the Company’s CCM skin care ingredient through the medical aesthetics market (Field of Use) worldwide (Territory) (“CCM License”);

2. Supply	of CCM (“Supply of CCM to Allergan”); and

3. Potential	future improvements made to the CCM skin care ingredients (“Potential Future Improvements”).

The Company considers the CCM License as functional intellectual property as Allergan has the right to utilize the Company’s CCM skin care ingredient and that ingredient is functional to Allergan at the time the Company transferred the license.

The Company determined the transaction price at inception of the Allergan License Agreement and allocated the transaction price to the various performance obligations using the standalone selling price which is comparable to the relative selling price methodology used in the original accounting treatment for the transaction.

The entire amount of revenue allocated to the CCM License was recognized upon transfer of the license to Allergan in 2017.

As for the Supply of CCM to Allergan, the Company initially deferred $1.8 million of revenue allocated to this performance obligation which is being recognized at the point in time in which deliveries are completed. Product revenue related to the Supply of CCM to Allergan of approximately $2.6 million and $636 thousand, including recognition of revenue from deferred revenue of $1.5 million and $292 thousand, was recognized during the years ended December 31, 2019 and 2018, respectively. Further, as of December 31, 2019 and 2018, the Company had deferred revenue related to the Supply of CCM to Allergan of $0 and $1.5 million, respectively.

As for the potential future improvements to the CCM skin care ingredients, the Company initially deferred $199 thousand of revenue allocated to this performance obligation which is being recognized on a straight-line basis over a period of 123 months through the expiration of the related patents. Revenue of approximately $19 thousand was recognized during the years ended December 31, 2019 and 2018, respectively, related to the Potential Future Improvements. As of December 31, 2019 and 2018, the Company’s deferred revenue related to the Potential Future Improvements was $157 thousand and $177 thousand, respectively.

The potential milestone payment was determined to be contingent on future events that are not deemed probable of occurring at this time; therefore, no revenue related to the potential milestone has been recognized or deferred in the periods presented.

In March 2019, Histogen entered into a separate agreement with Allergan (the “2019 Allergan Amendment”) to further amend the 2017 Allergan Agreement in exchange for a one-time payment of $7.5 million to the Company. The agreement broadened Allergan’s license rights, expanding Allergan’s access to certain sales channels where its products incorporating the CCM ingredient can be sold. Specifically, the license was broadened to provide Allergan the exclusive right to sell through the “Amazon Professional” website, or any website or digital platform owned or licensed by Allergan or under the Allergan brand name, and non-exclusive rights to sell on other websites and through brick-and-mortar medical spas and wellness centers (excluding websites and brick-and-mortar stores of luxury brands).

The Company evaluated the 2019 Allergan Amendment under ASC 606 and concluded that Allergan continues to be a customer and that the expanded license is distinct from the 2017 Allergan Agreement. The Company determined the expanded license under the 2019 Allergan Amendment to be functional intellectual property as Allergan has the right to utilize the Company’s CCM skin care ingredient, and that ingredient is functional to Allergan at the time the Company transferred the expanded license.

The standalone selling price of the expanded license was not readily observable since the Company has not yet established a price for this expanded license and the expanded license has not been sold on a standalone basis to any customer. The Company accounted for the 2019 Allergan Amendment as a modification to the 2017 Allergan Agreement. The contract modification was accounted for as if the 2017 Allergan Agreement had been terminated and the new contract included the expanded license as well as the remaining performance obligations related to the Supply of CCM to Allergan and Potential Future Improvements.

The total transaction price for the new contract included the $7.5 million from the 2019 Allergan Amendment as well as the amounts deferred as of the 2019 Allergan Amendment execution date for each the Supply of CCM to Allergan and Potential Future Improvements.

The standalone selling price for the Supply of CCM to Allergan was determined based on comparable sales transactions to the Company’s other major customer. The standalone selling price of the Potential Future Improvements was estimated at the fully burdened rate of research and development employees cost plus a commercially reasonable markup. The amount of the total transaction price allocated to the expanded license was determined using the residual approach, as a result of not having a standalone selling price for the expanded license; that is, the total transaction price less the standalone selling prices of the Supply of CCM to Allergan and Potential Future Improvements.

Revenue related to the Supply of CCM has been deferred and recognized at the point in time in which deliveries are completed while revenue related to the Potential Future Improvements has been deferred and amortized ratably over the remaining 10-year life of the patent. The $7.5 million residual amount of the total transaction price allocated to the expanded license was recognized as license revenue upon transfer of the license to Allergan in March 2019.

Remaining Performance Obligations and Deferred Revenue

The only remaining performance obligation is the Company’s obligation to share with Allergan any Potential Future Improvements to CCM identified through the Company’s research and development efforts, for which a total of $157 thousand of deferred revenue is recorded as of December 31, 2019. Deferred revenue is classified in current liabilities when the Company’s obligations to provide research for Potential Future Improvements are expected to be satisfied within twelve months of the balance sheet date.

Huapont License and Supply Agreement

On September 30, 2016, concurrent with the purchase of 4,000,000 shares of Series D convertible preferred stock and 190,377 shares of common stock by Pineworld Capital Limited (or “Huapont”) on August 10, 2016, Histogen and Huapont entered into an Exclusive License and Supply Agreement (“LSA”) that had been negotiated simultaneously with and in anticipation of the closing of the Huapont investment transaction. The LSA, among other provisions, grants limited exclusive license and sublicense rights to Huapont for the commercialization and sale of HST-001 in the People’s Republic of China (the “territory”); and a limited non-exclusive non-assignable right to Histogen Trademarks in the territory. The agreement contains provisions for Histogen to supply HST-001 to Huapont upon request for use in clinical trials and following regulatory approval in the defined territory, for which Huapont will reimburse the Company up to $150,000 in manufacturing costs. To date, no development activities have occurred and no supply of HST-001 has been requested by Huapont pursuant to the LSA.

Histogen has a right to terminate the LSA upon failure by Huapont to achieve certain diligence or sales milestones or its abandonment of commercialization of the product, certain changes of control of Huapont, Huapont’s material breach of the LSA, Huapont’s failure to purchase certain volumes of product under the LSA, or Huapont’s sale of the product outside the territory or sale of a competing product, subject to certain cure rights. Huapont may terminate the agreement if further commercialization of the product is not commercially feasible, upon Histogen’s material breach of the LSA or if Histogen sells a competing product in the territory. Huapont will indemnify Histogen for third-party claims arising from Huapont’s distribution, marketing and promotion of products in or for the territory, Huapont’s breach of the agreement or Huapont’s intentional acts or omissions or negligence. Histogen will indemnify Huapont for the development, manufacture or supply of product by or under the control of Histogen, Histogen’s breach of its obligations or warranties, intellectual property infringement in connection with the using, importing or selling of products by Huapont, infringement of trademark rights in connection with the use of Histogen’s trademarks, or Histogen’s intentional acts or omissions or negligence.

Upon the adoption of ASC 606, the Company determined that as no up-front consideration was attributable to the LSA, there was no impact to the historical accounting for the arrangement, and therefore, no transition adjustment was required.

The LSA includes development milestone payments of up to $5,000,000 in aggregate; $0.8 million upon the approval of the Investigational New Drug (“IND”) by the China Food and Drug Administration (“CFDA”); $1.8 million upon the completion of all clinical trials required for a New Drug Filing (“NDA”) with the CFDA; $1.2 million upon NDA filing with the CFDA; and $1.2 million upon NDA approval by the CFDA. In accordance with ASC 606, Histogen excluded the development milestones from the transaction price as it considered such payments to be fully constrained under ASC 606 due to the inherent uncertainty in the achievement of such milestone payments, which are highly susceptible to factors outside of Histogen’s control. The Company will recognize revenue for development milestone as it becomes probable that a significant reversal in the amount of cumulative revenue recognized will not occur using the most likely method. For the years ended December 31, 2019 and 2018, the Company has not recognized any milestone revenue under the LSA.

The arrangement also includes tiered royalty payments based on net sales of HST-001, consisting of 4% up to the first $50 million of net sales, 5.5% up to $50 million, 6.5% up to $125 million, and 7.5% above $200 million. Sales-based royalties promised in exchange for the license will be recognized as revenue in the period when subsequent sales occur. For the years ended December 31, 2019 and 2018, the Company did not recognize any royalty revenue under the LSA.

Grant Revenue

In March 2017, the National Science Foundation, a government agency, awarded the Company a research and development grant to develop a novel wound dressing for infection control and tissue regeneration. The Company has concluded this government grant is not within the scope of ASC 606, as government entities generally do not meet the definition of a “customer” as defined by ASC 606. Payments received under the grant are considered conditional, non-exchange contributions under the scope of ASC 958-605, Not-for-Profit Entities – Revenue Recognition, and are recorded as revenue in the period in which such conditions are satisfied. In reaching the determination that such payments should be recorded as revenue, management considered a number of factors, including whether the Company is a principal under the arrangement, and whether the arrangement is significant to, and part of, the Company’s ongoing operations.

For the years ended December 31, 2019 and 2018, the Company recognized grant revenue of $150 thousand and $300 thousand, respectively.

Professional Services Revenue

The Company recognizes revenue for professional services which are based upon negotiated rates with the counterparty. Professional services fees are recognized as revenue over time when the underlying services are performed, in accordance with ASC 606, and none of the revenue recognized to date is refundable. Professional services revenue for the years ended December 31, 2019 and 2018 was $370 thousand and $204 thousand, respectively, related to the Company’s assistance in establishing Allergan’s alternative manufacturing facility.